Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives - Asset Impairment Charges (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of Long-Lived Assets to be Disposed of	$ 118
Long-Lived Assets to be Abandoned, Carrying Value of Asset	0	[1]
Fair value inputs Level 1 [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Long-Lived Assets to be Abandoned, Carrying Value of Asset	0	[1]
Fair value inputs Level 2 [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Long-Lived Assets to be Abandoned, Carrying Value of Asset	0	[1]
Fair value inputs Level 3 [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Long-Lived Assets to be Abandoned, Carrying Value of Asset	0	[1]
Assets Held-for-sale [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of Long-Lived Assets to be Disposed of	47	[2]
Long-Lived Assets	116	[1]
Assets Held-for-sale [Member] | Fair value inputs Level 1 [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Long-Lived Assets	0	[1]
Assets Held-for-sale [Member] | Fair value inputs Level 2 [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Long-Lived Assets	116	[1]
Assets Held-for-sale [Member] | Fair value inputs Level 3 [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Long-Lived Assets	0	[1]
Property, Plant and Equipment, Other Types [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of Long-Lived Assets to be Disposed of	165
Asset Impairments [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Long-lived assets held-for-sale	116	[1],[2]
Asset Impairments [Member] | Fair value inputs Level 1 [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Long-lived assets held-for-sale	0	[1],[2]
Asset Impairments [Member] | Fair value inputs Level 2 [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Long-lived assets held-for-sale	116	[1],[2]
Asset Impairments [Member] | Fair value inputs Level 3 [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Long-lived assets held-for-sale	$ 0	[1],[2]

[1]	The fair value amount is presented as of the date of impairment, as these assets are not measured at fair value on a recurring basis. See also Note 1E. Basis of Presentation and Significant Accounting Policies: Fair Value.
[2]	Reflects property, plant and equipment and other long-lived held-for-sale assets written down to their fair value, less costs to sell of $4 million (a net of $112 million) in 2013. Fair value was determined primarily using a market approach, with various inputs, such as recent sales transactions.